Revenue - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues	¥ 9,396,256	$ 1,474,478	¥ 8,851,563	¥ 7,278,192
Product [Member]
Revenues	3,873,589	607,851	3,906,611	3,422,151
Service [Member]
Revenues	5,522,667	$ 866,627	4,944,952	3,856,041
Transferred at Point in Time [Member] | OneTime Online Store Design and Setup Services [Member]
Revenues	42,868		17,077	38,591
Transferred over Time [Member] | Service [Member]
Revenues	¥ 5,479,799		¥ 4,927,875	¥ 3,817,450